UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly distribution period from
November 1, 2012 to November 30, 2012

Commission File Number of issuing entity: 333-115582, 333-130782-02, 333-158937-01 GE Dealer Floorplan Master Note Trust (Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:
333-115582-03, 333-130782, 333-158937

CDF Funding, Inc.

(Exact name of depositor as specified in its charter)

GE Commercial Distribution Finance Corporation

(Exact name of sponsor as specified in its charter)

Delaware	None
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

5595 Trillium Boulevard
Hoffman Estates, Illinois 60192	60192
(Address of principal executive offices of	(Zip Code)
issuing entity)

(847) 747-4043
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Title of Class	Registered/reported pursuant to (check one)			Name of exchange
	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Series 2011-1 Asset Backed Notes in the classes specified herein	☐	☐	☒
Series 2012-1 Asset Backed Notes in the classes specified herein	☐	☐	☒
Series 2012-2 Asset Backed Notes in the classes specified herein	☐	☐	☒
Series 2012-3 Asset Backed Notes in the classes specified herein	☐	☐	☒
Series 2012-4 Asset Backed Notes in the classes specified herein	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes  ☒    No ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth herein, in Exhibits 99.1, 99.2, 99.3, 99.4 and 99.5 and in the following table.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2011-1 (the “2011-1 Notes”), dated August 3, 2011, and related Prospectus dated August 2, 2011 (collectively, the “2011-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following class of 2011-1 Notes was offered in the 2011-1 Prospectus: Class A.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.2 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2012-1 (the “2012-1 Notes”), dated February 14, 2012, and related Prospectus dated February 13, 2012 (collectively, the “2012-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following class of 2012-1 Notes was offered in the 2012-1 Prospectus: Class A.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.3 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2012-2 (the “2012-2 Notes”), dated May 9, 2012, and related Prospectus dated May 8, 2012 (collectively, the “2012-2 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following class of 2012-2 Notes was offered in the 2012-2 Prospectus: Class A.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.4 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2012-3 (the “2012-3 Notes”), dated July 25, 2012, and related Prospectus dated July 24, 2012 (collectively, the “2012-3 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of 2012-3 Notes were offered in the 2012-3 Prospectus: Class A and Class B.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.5 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2012-4 (the “2012-4 Notes”), dated November 1, 2012, and related Prospectus dated October 30, 2012 (collectively, the “2012-4 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of 2012-4 Notes were offered in the 2012-4 Prospectus: Class A and Class B.

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No assets securitized by CDF Funding, Inc. (the “Securitizer”) and held by GE Dealer Floorplan Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period November 1, 2012 through November 30, 2012.

The Securitizer filed its most recent Form ABS-15G on February 3, 2012. The CIK number of the Securitizer is 0001290205.

The following table summarizes the trust portfolio by Composition of Receivables in the Trust Portfolio by Product Line as of November 30, 2012. Please note that numbers and percentages presented in the table below may not sum to the totals presented due to rounding. Because the future composition and performance of the trust portfolio will change over time, this table is not indicative of the composition or performance of the trust portfolio at any subsequent time.

For purposes of the following table:

•          Receivables Balance is the aggregate balance of the principal receivables included in the trust portfolio.

•          Number of Accounts is the number of accounts included in the trust portfolio.

The balance of principal receivables in the trust portfolio as of November 30, 2012 reflected in the table set forth below is based on the data collected by GE Commercial Distribution Finance Corporation’s (“CDF”) information management systems. Certain manual inputs and adjustments are made to this data for monthly investor reporting purposes, and as a result the principal balances of the receivables reflected in, or used to calculate the data reflected in, such table, for the relevant period, may be greater than the balance of principal receivables reflected in the monthly noteholder’s statements set forth in Exhibits 99.1, 99.2, 99.3, 99.4 and 99.5. These manual inputs and adjustments primarily relate to manufacturer discount amounts and manual charge-offs. The difference between the balance of principal receivables derived from CDF’s information management systems and the principal balance of the receivables after giving effect to the manual inputs and adjustments is less than 1% for the period covered by the table below.

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Composition of Receivables in the Trust Portfolio by Product Line (Dollars in Millions)

Product Line	Receivables Balance	Percentage of Receivables Balance	Number of Accounts	Percentage of Number of Accounts
Marine	1,004.8	15.4%	2,426	9.6%
Power Sports	851.5	13.0%	1,746	6.9%
Technology	681.8	10.4%	874	3.5%
Recreational Vehicles	758.1	11.6%	690	2.7%
Lawn and Garden	694.3	10.6%	9,957	39.3%
Transportation	619.6	9.5%	143	0.6%
Industrial and Agriculture	565.5	8.7%	1,190	4.7%
Consumer Electronics and Appliances	563.4	8.6%	3,802	15.0%
Motorcycles	370.6	5.7%	2,081	8.2%
AR / ABL	139.9	2.1%	18	0.1%
Music	56.9	0.9%	354	1.4%
Manufactured Housing	19.0	0.3%	76	0.3%
Other	205.4	3.1%	1,966	7.8%
Total	6,530.7	100.0%	25,323	100.0%

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PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings.

Nothing to report.

ITEM 3 – Sales of Securities and Use of Proceeds.

On November 9, 2012, GE Dealer Floorplan Master Note Trust (the “Trust”) issued $600,000,000 of Series 2012-4 Class A Floating Rate Asset Backed Notes (the “Class A Notes”), $12,632,000 of Series 2012-4 Class B Floating Rate Asset Backed Notes (the “Class B Notes”), $18,948,000 of Series 2012-4 Class C Floating Rate Asset Backed Notes (the “Class C Notes” and together with the Class A Notes and the Class B Notes, the “Series 2012-4 Notes”) and a Class D Certificate in the amount of $31,579,000 (the “Class D Certificate”) described in a Prospectus Supplement dated November 1, 2012 to a Prospectus dated October 31, 2012.

The information required by Item 2 of Part II of Form 10-Q with respect to the Series 2012-4 Notes and the Class D Certificate is incorporated by reference to the Registrant’s Current Report on 8-K filed on November 14, 2012.

ITEM 4 – Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 – Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 – Significant Obligors of Pool Assets.

Nothing to Report.

ITEM 7 – Significant Enhancement Provider Information.

Inapplicable.

ITEM 8 – Other Information.

Nothing to report.

ITEM 9 – Exhibits.

(a)	Documents filed as part of this report.

Exhibit 99.1	2011-1 Monthly Noteholder’s Statement

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Exhibit 99.2	2012-1 Monthly Noteholder’s Statement

Exhibit 99.3	2012-2 Monthly Noteholder’s Statement

Exhibit 99.4	2012-3 Monthly Noteholder’s Statement

Exhibit 99.5	2012-4 Monthly Noteholder’s Statement

(b)	Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 99.1	2011-1 Monthly Noteholder’s Statement

Exhibit 99.2	2012-1 Monthly Noteholder’s Statement

Exhibit 99.3	2012-2 Monthly Noteholder’s Statement

Exhibit 99.4	2012-3 Monthly Noteholder’s Statement

Exhibit 99.5	2012-4 Monthly Noteholder’s Statement

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: December 21, 2012

CDF FUNDING, INC.
(Depositor)

By:	/s/ John E. Peak
Name: John E. Peak
Title: Vice President